Going concern - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Equity	$ 8,019	$ (6,294)	$ (4,224)	$ (1,065)
Net Loss After Tax	3,555	$ 2,745
Term loans received	$ 2,000